Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,786,884.48
Previously Paid Amount	0.00
Total Fee Amount	661.07
Total Offset Amount	0.00
Net Fee	$ 661.07
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A